FINANCIAL INSTRUMENTS 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value
Financial assets:
Restricted cash and investments	$ 26,730	$ 35,268
Financial liabilities:
Term Notes	35,683	38,980
Carrying Value
Financial assets:
Restricted cash and investments	26,730	35,268
Financial liabilities:
Term Notes	$ 42,015	$ 46,350